Borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current borriwings	£ 61	£ 609	£ 169
Non current borriwings		118	295
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Current borriwings		430
Finance Lease [member]
IfrsStatementLineItems [Line Items]
Current borriwings	61	179	169
Non current borriwings		£ 118	£ 295